INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,059.6	$ 908.0
Balance at the end of the period	1,336.7	1,059.6	$ 908.0
Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	216.0
Balance at the end of the period	215.0	216.0
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,888.3	1,657.2
Additions	468.1	190.2
Net change in additions financed with accounts payable	(12.6)	63.6
Reclassification to assets held for sale		(5.1)
Reclassification	(73.7)	4.0
Retirement, disposals and other	(9.7)	(21.6)
Balance at the end of the period	2,260.4	1,888.3	1,657.2
Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	535.2
Additions	40.1	33.9	64.1
Balance at the end of the period	573.8	535.2
Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(828.7)	(749.2)
Amortization	95.0	88.7
Reclassification to assets held for sale		3.5
Retirement, disposals and other		5.7
Balance at the end of the period	(923.7)	(828.7)	(749.2)
Accumulated depreciation | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(319.3)
Amortization	39.5	35.3	36.5
Balance at the end of the period	(358.8)	(319.3)
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	475.8
Balance at the end of the period	731.6	475.8
Spectrum licences | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	723.5	723.5
Additions	255.8
Balance at the end of the period	979.3	723.5	723.5
Spectrum licences | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)	(247.7)
Software, licences and other intangible assets
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	423.0
Balance at the end of the period	523.2	423.0
Software, licences and other intangible assets | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,004.0	874.4
Additions	197.4	97.7
Net change in additions financed with accounts payable	(73.3)	(3.8)
Reclassification to assets held for sale		(5.1)
Reclassification	80.8	53.4
Retirement, disposals and other	(9.7)	(12.6)
Balance at the end of the period	1,199.2	1,004.0	874.4
Software, licences and other intangible assets | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(581.0)	(501.5)
Amortization	95.0	88.7
Reclassification to assets held for sale		3.5
Retirement, disposals and other		5.7
Balance at the end of the period	(676.0)	(581.0)	(501.5)
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	160.8
Balance at the end of the period	81.9	160.8
Projects under development | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	160.8	59.3
Additions	14.9	92.5
Net change in additions financed with accounts payable	60.7	67.4
Reclassification	(154.5)	(49.4)
Retirement, disposals and other		(9.0)
Balance at the end of the period	$ 81.9	$ 160.8	$ 59.3